Intangible assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Intangible Assets Cost, Beginning	$ 77,041,982	$ 77,036,797
Transfers	4,728	5,185
Intangible Assets Cost, Ending	77,046,710	77,041,982
Intangible Assets Amortization, Beginning	65,277,276	57,207,530
Amortization For The Year	3,960,776	5,987,461
Impairment	33,495	2,082,285
Intangible Assets Amortization, Ending	69,271,547	65,277,276
Intangible Assets Net Book Value	7,775,163	11,764,706
Concession right
Statement [Line Items]
Intangible Assets Cost, Beginning	48,675,033	48,675,033
Transfers	0	0
Intangible Assets Cost, Ending	48,675,033	48,675,033
Intangible Assets Amortization, Beginning	44,616,155	42,586,716
Amortization For The Year	2,029,439	2,029,439
Impairment	0	0
Intangible Assets Amortization, Ending	46,645,594	44,616,155
Intangible Assets Net Book Value	2,029,439	4,058,878
Transmission lines for Achiras and La Castellana wind farms
Statement [Line Items]
Intangible Assets Cost, Beginning	3,972,012	3,966,827
Transfers	4,728	5,185
Intangible Assets Cost, Ending	3,976,740	3,972,012
Intangible Assets Amortization, Beginning	706,306	507,518
Amortization For The Year	198,937	198,788
Impairment	33,495	0
Intangible Assets Amortization, Ending	938,738	706,306
Intangible Assets Net Book Value	3,038,002	3,265,706
Turbogas and turbosteam supply agreements for thermal station Brigadier Lopez
Statement [Line Items]
Intangible Assets Cost, Beginning	24,394,937	24,394,937
Transfers	0	0
Intangible Assets Cost, Ending	24,394,937	24,394,937
Intangible Assets Amortization, Beginning	19,954,815	14,113,296
Amortization For The Year	1,732,400	3,759,234
Impairment	0	2,082,285
Intangible Assets Amortization, Ending	21,687,215	19,954,815
Intangible Assets Net Book Value	$ 2,707,722	$ 4,440,122